                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

            Morgan Stanley California Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

   522 Fifth Avenue, New York, New York                       10036
 (Address of principal executive offices)                  (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                         COUPON   MATURITY
THOUSANDS                                                                                          RATE      DATE         VALUE
---------                                                                                        -------   --------   ------------

            TAX-EXEMPT MUNICIPAL BONDS  (144.0%)
            CALIFORNIA  (138.8%)
 $  4,970   Anaheim City School District, Ser 2007 (MBIA Insd)                                    0.00%    08/01/24   $  2,250,565
    4,000   Anaheim Electric, Ser 2007-A (MBIA Insd)++++                                          4.50     10/01/37      3,826,120
    5,000   California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)      5.35     12/01/27      5,255,650
    3,000   California Department of Water Resources, Central Valley Ser Y (FGIC Insd)            5.25     12/01/19      3,174,810
    1,000   California Infrastructure & Economic Development Bank, California Science Center
               Foundation Ser 2006 B (FGIC Insd)                                                  5.00     05/01/31      1,035,400
    2,000   California State University, Ser 2003 A (FGIC Insd)                                   5.25     11/01/21      2,115,060
    2,000   California State University, Ser 2005 A (AMBAC Insd)                                  5.00     11/01/35      2,067,980
    3,000   California, Economic Recovery Ser 2004 A (MBIA Insd)                                  5.00     07/01/15      3,193,590
    4,000   California, Refg Dtd 04/01/07 (MBIA Insd)                                             4.25     08/01/33      3,689,160
      780   California, Various Purpose Dtd 04/01/93 (FSA Insd)                                   5.50     04/01/19        782,176
    2,000   California, Veterans Ser BH (AMT) (FSA Insd)                                          5.40     12/01/16      2,050,440
    1,000   Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd)                  5.00     06/01/36      1,032,000
    1,000   Capistrano Unified School District, Community Facilities District #98-2 Ladera
               Special Tax Ser 2005 (FGIC Insd)                                                   5.00     09/01/29      1,037,990
    2,000   Chula Vista Public Financing Authority, Ser A 2005 (MBIA Insd)                        5.00     09/01/29      2,065,000
    5,060   Contra Costa Water District, Refg Ser L (FSA Insd)                                    5.00     10/01/20      5,268,624
    2,135   Contra Costa Water District, Refg Ser L (FSA Insd)                                    5.00     10/01/21      2,223,026
    2,240   Contra Costa Water District, Refg Ser L (FSA Insd)                                    5.00     10/01/22      2,324,426
    2,000   Culver City Redevelopment Agency, Ser 2005 A (Ambac Insd)                             5.00     11/01/25      2,069,280
    3,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA Insd)                       5.00     06/01/26      3,137,490
    1,000   Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd)      5.00     07/01/32      1,035,610
    4,000   Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A
               (FGIC Insd)                                                                        5.00     06/01/38      4,089,480
    2,000   Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)                      5.00     06/01/31      2,068,420
    3,000   La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)                   5.25     09/01/24      3,194,370
    2,000   La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)                         5.00     09/01/22      2,082,160
    2,750   Long Beach Harbor, Ser 1995 (AMT) (MBIA Insd)                                         5.00     05/15/24      2,824,772
   10,000   Los Angeles, Harbor Department 2001 A (AMBAC Insd)                                    5.00     08/01/25     10,314,000
    2,000   Los Angeles County Metropolitan Transportation Authority, Sales Tax Ser A
               (FSA Insd)                                                                         4.50     07/01/29      1,943,700
    5,000   Los Angeles County Metropolitan Transportation Authority, Sales Tax Ser 2000 A
               (FGIC Insd)                                                                        5.25     07/01/10+     5,259,300
    4,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)                        5.25     07/01/21      4,164,760
    5,000   Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)            5.00     07/01/27      5,180,950
    3,000   Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A
               (FGIC Insd)                                                                        4.75     01/01/31      3,010,050
    2,000   Los Angeles Unified School District, Ser 2006 F (MBIA Insd)                           5.00     07/01/30      2,088,400
    7,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA Insd)                                    5.00     06/01/22      7,274,890
    4,000   Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)     5.00     10/01/33      4,128,600
    2,000   Metropolitan Waterworks District of Southern California, 2003 Ser B-1 (FGIC Insd)     5.00     10/01/36      2,062,220
    3,000   Milpitas Redevelopment Agency, Area #1 Ser 2003 (MBIA Insd)                           5.00     09/01/22      3,112,710
    4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)                               5.00     07/01/26      4,114,640
    5,000   Modesto, Community Center Refg 1993 Ser A COPs (AMBAC Insd)                           5.00     11/01/23      5,372,500
    3,000   Oakland, Ser 2003 A (MBIA Insd)                                                       5.00     01/15/33      3,094,920
    3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC Insd)                                        5.875     11/01/17      3,131,790
    4,000   Poway Redevelopment Agency, Paguay Redev Project 2003 Ser A (MBIA Insd)++++           5.25     06/15/22      4,200,220
    4,000   Poway Redevelopment Agency, Paguay Redev Project 2003 Ser A (MBIA Insd)++++           5.25     06/15/23      4,200,220
    4,000   Poway Redevelopment Agency, Paguay Redev Project 2003 Ser A (MBIA Insd)++++           5.25     06/15/24      4,200,220
    4,000   Poway Uniform School District Public Financing Authority, Ser 2007 (AMBAC Insd)      4.625     09/15/42      3,871,640
    3,000   Sacramento Financing Authority, Water & Capital Impr 2001 Ser A (AMBAC Insd)          5.00     06/01/11+     3,137,490
    4,000   San Diego County Water Authority, Ser 2004 A COPs (FSA Insd)                          5.00     05/01/29      4,133,320
    5,000   San Francisco Airports Commission, San Francisco Int'l Airport Refg Issue 27A
               (AMT) (MBIA Insd)                                                                  5.25     05/01/26      5,122,500
    1,125   San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)        5.00     07/01/28      1,144,564
    4,000   San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)               4.50     09/01/37      3,830,120
    1,000   San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)          6.733++   06/15/30      1,130,020
    5,000   San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)           5.00     11/01/31      5,113,850
    5,000   San Francisco Redevelopment Agency, George R Moscone Convention Center Refg
               Ser 2002 (FSA Insd)                                                                5.25     07/01/18      5,266,200
    2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A
               (MBIA Insd)                                                                        5.25     01/15/30      2,032,700
    8,000   San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)                    5.00     06/01/37      8,173,280

    4,000   San Jose, Airport Ser 2001 A (FGIC Insd)                                              5.00     03/01/25      4,110,640
    4,690   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC Insd)                             5.50     08/01/21      4,696,097
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)                    5.00     09/01/30      1,029,090
    2,150   Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)                              5.00     01/01/26      2,189,560
    1,000   University of California, Limited Projects Ser 2005 B (FSA Insd)                      5.00     05/15/30      1,035,120
    5,000   University of California, Multi Purpose Ser 2003 Q (FSA Insd)                         5.00     09/01/23      5,171,650
    2,000   University of California, Ser 2003 B (AMBAC Insd)                                     5.00     05/15/22      2,078,420
    4,000   University of California, Ser 2007 A (MBIA Insd)                                      4.50     05/15/37      3,827,680
    4,160   University of California, Ser 2007 J (FSA Insd)++++                                   4.50     05/15/31      4,048,699
    3,840   University of California, Ser 2007 J (FSA Insd)++++                                   4.50     05/15/35      3,737,261
    6,000   University of California, UCLA Medical Center Ser 2004A (AMBAC Insd)                  5.25     05/15/30      6,268,620
    1,330   Val Verde Unified School District, Ser 2005 B COPs (FGIC Insd)                        5.00     01/01/35      1,367,692
                                                                                                                      ------------
                                                                                                                       223,263,902
                                                                                                                      ------------
            PUERTO RICO  (5.2%)
    3,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)                     5.375     10/01/24      3,151,050
    5,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)                      5.50     10/01/32      5,268,650
                                                                                                                      ------------
                                                                                                                         8,419,700
                                                                                                                      ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $226,329,572)                                                       231,683,602
                                                                                                                      ------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS  (4.2%)
      850   Adelanto Public Utility Authority, Ser 2005 A (AMBAC) (Demand 08/01/07)               3.65*    11/01/34        850,000
    3,000   California Department of Water (Demand 08/01/07)                                      3.67*    05/01/22      3,000,000
    3,000   California Educational Facilities Authority, Stanford University Ser S-4
               (Demand 08/01/07)                                                                  3.60*    11/01/50      3,000,000
                                                                                                                      ------------
            TOTAL TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (Cost $6,850,000).                                         6,850,000
                                                                                                                      ------------
  235,080   TOTAL INVESTMENTS (Cost $233,179,572)                                                                      238,533,602
 ========                                                                                                             ------------
  (15,000)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (-9.3%)
 --------   Notes with interest rates ranging from 3.61% to 4.50%
               at July 31, 2007 and contractual maturities of collateral
               ranging from 06/15/22 to 10/01/37++++++ (a)
                  (Cost ($15,000,000))                                                                                 (15,000,000)
                                                                                                                      ------------
 $220,080   TOTAL NET INVESTMENTS (Cost $218,179,572) (b)                                                     138.9%   223,533,602
 --------   OTHER ACCESS IN EXCESS OF LIABILITIES                                                               1.5      2,390,847
            PREFERRED SHARES OF BENEFICIAL INTEREST                                                           (40.4)   (65,000,000)
                                                                                                           --------   ------------
            NET ASSETS APPLICABLE TO TOTAL INVESTMENTS                                                        100.0%  $160,924,449
                                                                                                           ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT      Alternative Minimum Tax.

COPs     Certificates of Participation.

ETM      Escrowed to Maturity.

RITES    Residual Interest Tax-Exempt Security.

+        Prerefunded to call date shown.

++       Current coupon rate for inverse floating rate municipal obligation.
         This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,130,020 which represents 0.7% of net assets applicable to common shareholders.

++++     Underlying security related to inverse floaters entered into by the
         Trust.

++++++   Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2007.

*        Current coupon of variable rate demand obligation.

(a)      Floating Rate Note Obligations Related to Securities Held - The Trust
         enters into transactions in which it transfers to Dealer Trusts
         ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer
         Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
         Trust (inverse floating rate investments) include the right of the
         Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At
         July 31, 2007, Trust investments with a value of $24,212,740 are held by the Dealer Trusts and serve as collateral for the $15,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of
         Investments".

(b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate

         gross unrealized appreciation is $6,613,559 and the aggregate gross unrealized depreciation is $1,259,529, resulting in net unrealized appreciation of $5,354,030.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.

FGIC     Financial Guaranty Insurance Company.

FSA      Financial Security Assurance Inc.

MBIA     Municipal Bond Investors Assurance Corporation.

XLCA     XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                       5